LEASES (Schedule of Supplemental Balance Sheet Information Related to Operating Leases) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Operating lease ROU assets (under other long-term assets in the balance sheets)	$ 37,857	$ 14,159
Weighted average remaining lease term (in years)	5 years 8 months 12 days	2 years 10 months 24 days
Weighted average discount rate	2.80%	1.70%
Accrued Expenses and Other Current Liabilities [Member]
Operating lease liabilities, current	$ 7,857	$ 6,974
Non-current Liabilities [Member]
Operating lease liabilities, long-term (under other long-term liabilities in the balance sheets)	$ 28,874	$ 10,239